CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Loss before taxation	$ (42,802)	$ (19,251)	$ (57,586)
Adjustments for:
Share of losses of joint ventures	1,420	454	12,946
Net gain on disposal of businesses	0	(3,255)	0
Gain on deemed disposal of previously held joint venture interest	0	(213)	0
Loss (gain) on disposal of ships	298	(992)	(167)
(Gain) loss on disposal of plant and equipment	(4)	(68)	107
Depreciation and amortisation	48,763	14,291	19,680
Impairment loss recognised on ships	16,995	0	16,503
Impairment loss recognised on right-of-use assets	2,250	0	0
Impairment loss on goodwill and intangibles	3,179	0	12,119
Impairment loss net of reversals on financial assets	0	1,583	18
Impairment loss on net assets of disposal group	0	0	5,092
Reversal of provision for onerous contracts	(408)	(457)	(7,427)
Recognition of share-based payments expenses	3,156	2,297	33
Net foreign exchange loss (gain)	709	(3,190)	(1,242)
Interest expense	11,916	6,517	6,548
Interest income	(1,979)	(3,787)	(7,164)
Components of defined benefit costs recognised in profit or loss	183	206	63
Operating cash flows before movements in working capital and ships	43,676	(5,865)	(477)
Inventories	(1,644)	(1,576)	1,017
Trade receivables, other receivables and prepayments	(1,506)	(1,689)	(279)
Contract assets	(2,063)	(123)	0
Trade and other payables	5,796	(2,561)	(3,055)
Contract liabilities	28	(331)	0
Due from related parties	0	(6,002)	(5,049)
Due to related parties	638	0	6,737
Operating cash flows before movements in ships	44,925	(18,147)	(1,106)
Capital expenditure on ships	(106,107)	(21,351)	(5,219)
Proceeds from disposal of ships	15,634	8,313	17,727
Net cash (used in) generated from operations	(45,548)	(31,185)	11,402
Interest paid	(11,307)	(5,860)	(6,206)
Interest received	1,825	1,363	2,677
Income tax paid	(557)	(1,678)	(4,498)
Net cash flows (used in) generated from operating activities	(55,587)	(37,360)	3,375
Investing activities
Advances to related parties	0	0	(1,264)
Repayment from related parties	7,648	14,054	415
Repayment of loans from joint venture	20,268	0	0
Cash inflow from acquisition of assets	0	952	0
Purchase of plant and equipment	(94)	(368)	(1,212)
Purchase of intangible assets	(161)	0	(19)
Proceeds from disposal of plant and equipment	5	68	18
Net proceeds from disposal of businesses (Note 41.1)	0	25,318	0
Capital distribution from a joint venture	2,500	0	0
Dividends received from a joint venture	5,000	0	0
Net cash generated from (used in) investing activities	35,166	40,024	(2,062)
Financing activities (Note A)
Long-term interest bearing debt raised	95,824	104,549	45,150
Payment of capital portion of long term interest-bearing debt	(45,540)	(99,503)	(40,869)
Principal repayments on lease liabilities	(29,905)	0	0
Loans from related parties	0	0	5,000
Repayment of loans from related parties	0	0	(42,000)
Repayment to related parties	0	(8,351)	0
Acquisition of treasury shares	(1,993)	0	0
Restricted cash	987	(8,582)	58
Issuance of shares (Note B)	0	0	15,000
Dividends paid	0	0	(1,674)
Purchase of Parent's ordinary shares for forfeitable share plan	0	0	(505)
Net cash flows generated from (used in) financing activities	19,373	(11,887)	(19,840)
Net decrease in cash and cash equivalents	(1,048)	(9,223)	(18,527)
Cash and cash equivalents at the beginning of the year (Note 6)	33,498	45,245	62,470
Effect of exchange rate changes on the balance of cash held in foreign currencies	77	(2,524)	1,302
Cash and cash equivalents at the end of the year	$ 32,527	$ 33,498	$ 45,245